UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002



Signature, Place and Date of Signing:

/s/ Arthur Wrubel                 New York, New York            May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          24

Form 13F Information Table Value Total:     $154,965
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number          Name

1.    028-13111                     Wesley Capital QP, LP

                                                 FORM 13F INFORMATION TABLE
                                                Wesley Capital Management LLC
                                                       March 31, 2012



COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5      COLUMN 6       COLUMN 7    COLUMN 8

                                                           VALUE   SHRS OR   SH/ PUT/ INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (X$1000) PRN AMT   PRN CALL DISCRETION     MNGRS  SOLE   SHARED  NONE
ALEXANDER & BALDWIN INC           COM         014482103    1,454      30,000 SH       SHARED-DEFINED   1    30,000
AMERICAN CAPITAL AGENCY CORP      COM         02503X105   22,894     775,000 SH       SHARED-DEFINED   1    75,000        700,000
AMERICAN TOWER CORP NEW           COM         03027X100    2,048      32,500 SH       SHARED-DEFINED   1    32,500
ANNALY CAP MGMT INC               COM         035710409   13,052     825,000 SH            SOLE                           825,000
ANWORTH MORTGAGE ASSET CP         COM         037347101    2,303     350,000 SH            SOLE                           350,000
APOLLO GLOBAL MGMT LLC         CL A SHS       037612306    1,921     134,554 SH       SHARED-DEFINED   1   134,554
BROOKDALE SR LIVING INC           COM         112463104      468      25,000 SH       SHARED-DEFINED   1    25,000
CHIMERA INVT CORP                 COM         16934Q109    4,245   1,500,000 SH       SHARED-DEFINED   1   200,000      1,300,000
CYS INVTS INC                     COM         12673A108   20,944   1,600,000 SH       SHARED-DEFINED   1   100,000      1,500,000
EQUITY LIFESTYLE PPTYS INC        COM         29472R108    2,615      37,500 SH       SHARED-DEFINED   1    37,500
FOREST CITY ENTERPRISES INC      CL A         345550107    2,114     135,000 SH       SHARED-DEFINED   1   135,000
GLIMCHER RLTY TR              SH BEN INT      379302102    2,555     250,000 SH       SHARED-DEFINED   1   250,000
HATTERAS FINL CORP                COM         41902R103    6,278     225,000 SH            SOLE                           225,000
MACK CALI RLTY CORP               COM         554489104    1,873      65,000 SH       SHARED-DEFINED   1    65,000
MFA FINANCIAL INC                 COM         55272X102   33,242   4,450,000 SH       SHARED-DEFINED   1   300,000      4,150,000
POST PPTYS INC                    COM         737464107    1,172      25,000 SH       SHARED-DEFINED   1    25,000
REGENCY CTRS CORP                 COM         758849103      556      12,500 SH       SHARED-DEFINED   1    12,500
SIMON PPTY GROUP INC NEW          COM         828806109    2,185      15,000 SH       SHARED-DEFINED   1    15,000
SL GREEN RLTY CORP                COM         78440X101    2,327      30,000 SH       SHARED-DEFINED   1    30,000
SPDR S&P 500 ETF TR             TR UNIT       78462F103   14,081     100,000     PUT  SHARED-DEFINED   1   100,000
SUNRISE SENIOR LIVING INC         COM         86768K106      632     100,000 SH       SHARED-DEFINED   1   100,000
SUNSTONE HOTEL INVS INC NEW       COM         867892101    2,094     215,000 SH       SHARED-DEFINED   1   215,000
TAUBMAN CTRS INC                  COM         876664103      730      10,000 SH       SHARED-DEFINED   1    10,000
TWO HBRS INVT CORP                COM         90187B101   13,182   1,300,000 SH            SOLE                         1,300,000

